Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2023		$ 100,576	$ 14,938	$ (102,333)	$ 13,181
Balance (in Shares) at Dec. 31, 2023	59,681,632
Issuance of ordinary shares upon exercise of options and vesting of RSUs		4,740	(1,795)		2,945
Issuance of ordinary shares upon exercise of options and vesting of RSUs (in Shares)	2,638,521
Issuance of ordinary shares upon exercise of warrants		3,636	(1,383)		2,253
Issuance of ordinary shares upon exercise of warrants (in Shares)	6,035,860
Expiration of options		11	(11)
Share-based payments			956		956
Net profit for the period				1,089	1,089
Balance at Jun. 30, 2024		108,963	12,705	(101,244)	20,424
Balance (in Shares) at Jun. 30, 2024	68,356,013
Balance at Dec. 31, 2024		111,892	11,012	(96,553)	26,351
Balance (in Shares) at Dec. 31, 2024	69,144,269
Issuance of ordinary shares upon exercise of options and vesting of RSUs		637	(607)		30
Issuance of ordinary shares upon exercise of options and vesting of RSUs (in Shares)	665,630
Long-term loan settled by issuance of ordinary shares		276			276
Long-term loan settled by issuance of ordinary shares (in Shares)	376,999
Expiration of options		287	(287)
Share-based payments			1,652		1,652
Net profit for the period				695	695
Other comprehensive income for the period			121		121
Balance at Jun. 30, 2025		$ 113,092	$ 11,891	$ (95,858)	$ 29,125
Balance (in Shares) at Jun. 30, 2025	70,186,898